Note 6 - Risks and Uncertainties	12 Months Ended
Jun. 30, 2025
EBP 91-0369590 002 [Member]
Notes to Financial Statements
EBP, Risk and Uncertainty [Text Block]

Note 6 - Risks and Uncertainties

The Plan invests in various investment securities. Investment securities are exposed to various risks, such as interest rate, market volatility, and credit risks. It is reasonably possible, given the level of risk associated with investment securities, that changes in the values of the investments in the near term could materially affect a participant’s account balance and the amounts reported in the statement of net assets available for benefits.